H. Bernt Von Ohlen
Chief Legal Officer
Allianz Life Advisers, LLC
5702 Golden Hills Drive ; Minneapolis Minnesota ; 55416-1297
Telephone: 763-765-7330
Fax:       763-765-6355
bernt_vonohlen@allianzlife.com


August 1, 2007


VIA EDGAR


Sally Samuel
Jason Fox
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street
Washington, DC 20549

Re: Pre-effective Amendment No. 2 to the Registration Statement on Form N-14 for Combination of Certain Series of Allianz Variable Insurance Products Trust (the "Trust") with and into Corresponding Series of the Trust (SEC File Nos. 333-143982 and 811-09491)

Dear Ms. Samuel and Mr. Fox:

We received comments on July 17, 2007, along with accounting comments July 19, 2007, with respect to Registrant's above referenced Initial Registration Statement Nos. 333-143982 and 811-09491. This letter and the attached revised proxy statement and prospectus are being sent in response to those comments. All page numbers refer to the initial Registration Statement filed on June 22, 2007.

Also included in Pre-effective Amendment No. 2 are all required exhibits and requests for acceleration from the Trust and the Distributor, BISYS Fund Services. Following are our responses to comments:


COMMENTS RECEIVED FROM MS. SALLY SAMUEL ON JULY 17, 2007:

1. COMMENT: SECRETARY'S LETTER, SECOND PARAGRAPH. Please clarify that the Acquiring Funds will assume all of the liabilities of the Acquired Funds.

         RESPONSE: The second sentence of the paragraph has been revised to disclose that the Acquiring Funds will acquire all of the assets and assume all of the liabilities of the corresponding Acquired Funds.

2. COMMENT: PROXY STATEMENT, PAGE 10. Revise each instance of "33?%" that appears in two places.

         RESPONSE:  The two instances are revised to "33 1/3%"

3. COMMENT: PROXY STATEMENT, PAGE 13. Please revise the disclosure on Derivative Instruments Risk to include language pertaining to asset segregation requirements and the fact that these requirements could prevent the Fund from achieving its objective.

          RESPONSE: The following language is added to the Derivative Instruments Risk disclosure: "The Fund must set aside or segregate cash or liquid assets to the extent that its obligations under certain derivative instruments are not otherwise "covered" through ownership of the underlying security. Because the Fund is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC, with respect to certain kinds of derivatives, the Fund must "set aside" or "segregate" liquid assets or engage in other SEC approved or SEC staff approved measures while the derivative contracts are open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Fund must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation, if any (in other words, the Fund's daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward contracts and futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage may cause the Fund to liquidate holdings to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Also, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio.


4. COMMENT: PROXY STATEMENT, PAGES 15-22. Please consider placing the bar charts for each Acquired Fund and its corresponding Acquiring Fund on the same page or on facing pages.

         RESPONSE: We have revised the layout to present the bar charts on facing pages.

5. COMMENT: PROXY STATEMENT, PAGES 24-25. Please show the actual management fee including any breakpoints for each of the funds, as applicable, in the Annual Fund Operating Expense table.

         RESPONSE: We have added disclosure to the footnotes for the AZL Van Kampen Comstock Fund, AZL Van Kampen Aggressive Growth Fund, AZL Van Kampen Mid Cap Growth Fund, and AZL Dreyfus Founders Equity Growth Fund, including the pro forma columns where applicable, to show the management fee schedules before any adjustment for temporary management fee waivers. The remaining funds are not subject to management fee breakpoints and therefore, the footnotes for those funds have not been revised.

6. COMMENT: PROXY STATEMENT, PAGE 26. Please confirm that the Examples shown reflect the total expenses before any waivers and/or expense reductions as shown in the fee tables on pages 24 through 25.

         RESPONSE:  Confirmed.

7. COMMENT: PROXY STATEMENT, PAGE 29. Please revise the last sentence of the first full paragraph for clarity.

         RESPONSE: The last sentence of the first full paragraph on page 29 is revised to read as follows:

         "Also, the Board noted that, except for the Dreyfus Founders Equity Growth Fund, none of the Acquiring Funds are currently subject to reimbursements to the Manager for expenses previously waived.

8. COMMENT: PROXY STATEMENT, PAGE 32. Revise the second full paragraph to disclose that a minimum number of voting instructions from shareholders will not be required and therefore a small number of shareholders can determine the outcome of the proposal.

         RESPONSE: The disclosure has been revised to add the following sentence:
         "Allianz will not require voting instructions for a minimum number of shares, and therefore a small number of shareholders could determine the outcome of the proposal."

9. COMMENT: PROXY STATEMENT, PAGE 32, FOURTH PARAGRAPH. Please provide the address for shareholders to provide written notice for revoking their voting instructions.

         RESPONSE: The disclosure has been revised to provide shareholders with a mailing address to send written notice that they are revoking their voting instructions.

10. COMMENT: PROXY STATEMENT, SECTION C, .TABLE C-1. Please provide all information required by Form N-14 Item 7(c) relating to the capitalization for the registrant and the company being acquired.

         RESPONSE: Item 7(c)(3) of Form N-14 requires disclosure of the information called for by Items 6(a) and (b) of Schedule 14A of Regulation 14A under the Securities Exchange Act of 1934 about both the registrant and the company being acquired. Item 6(a) of Schedule 14A requires the following disclosure: "As to each class of voting securities of the registrant entitled to be voted at the meeting (or by written consents or authorizations if no meeting is held), state the number of shares outstanding and the number of votes to which each class is entitled."

         The current disclosure has been revised to clarify that for each of the four mergers, the class of voting securities of the Allianz Variable Insurance Products Trust that are entitled to vote at the meeting are the shares of the respective Acquired Funds.

         The following footnote has been added for each of the Acquired Funds:

         * The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date.

11. COMMENT: Please file a power of attorney for the registration statement.

         RESPONSE: A newly executed power of attorney identifying the registration statement on form N-14 is filed as an exhibit to pre-effective amendment number 2 of the registration statement.


12. COMMENT: Please file an auditor's consent for the registration statement.

         RESPONSE: The auditor's consent is filed as an exhibit to pre-effective amendment number 2 of the registration statement.


COMMENTS RECEIVED FROM MR. JASON FOX ON JULY 19, 2007:

13. COMMENT: PROXY STATEMENT, FEES AND EXPENSES, PAGES 24-25. Please supplementally explain the discrepancy between the total expenses reported in the tables of Annual Fund Operating Expenses and the Financial Highlights reported in the funds' prospectus.

         RESPONSE: The differences are attributable to changes in the recoupable amounts related to past fees contractually waived or reimbursed by the Manager that may be reimbursed by the Fund to the Manager in 2007.


14. COMMENT: PROXY STATEMENT, FEES AND EXPENSES, PAGES 24-25. For the footnotes to each of the Fee Tables, please confirm the accuracy of the sentence that appears as the last sentence in footnote (f) in the table of annual fund operating expenses for AZL AIM Basic Value Fund and in the footnotes for each of the other tables of annual fund operating expenses.

         RESPONSE: The sentence has been revised to reflect that Other Expenses in the table include only reimbursements to the Manager to the extent they are expected to be made in the upcoming year.

15. COMMENT: PROXY STATEMENT, TAX STATUS OF THE REORGANIZATIONS, PAGE 27-28. Please provide disclosure if the Acquiring Funds' ability to utilize the of capital loss carry forwards of the corresponding Acquired Funds is expected to be limited.

         RESPONSE: We have not added any disclosure because there are no capital loss carry forwards for any of the Acquired Funds.


16. COMMENT: PROXY STATEMENT, CAPITALIZATION TABLE; STATEMENT OF ADDITIONAL INFORMATION, PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES. Please include the estimated costs of the reorganizations allocated to the Acquired and Acquiring Funds in the Capitalization table (Table C-1) and the Pro Forma Statements of Assets and Liabilities.

         RESPONSE: Adjustments for the estimated costs of the reorganizations have been included in the Capitalization table (Table C-1) and the Pro Forma Statements of Assets and Liabilities, Pro Forma Notes to Combining Financial Statements, and Pro Forma Combined Schedules of Portfolio Investments.


17. COMMENT: STATEMENT OF ADDITIONAL INFORMATION, SCHEDULES OF INVESTMENTS. Please include any adjustments to the Schedule of Investments for securities transactions required to comply with the investment restrictions of the Acquiring Funds or provide disclosure that the Acquiring Funds are not prohibited from holding any of the securities disclosed in the Schedule of Investments.

         RESPONSE: Currently, we do not anticipate that any of the Acquiring Funds will be required to dispose of securities held by the corresponding Acquired Fund because of differences in investment restrictions. In order to inform investors of the possibility that certain securities held be the Acquired Funds may be sold as a result of the Reorganization, we have added a new page to the Statement of Additional Information immediately prior to the Schedules of Investments disclosing the possibility of such sales and the potential consequences of such sales.


The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking an action with respect to the filing and does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant understands that it cannot raise the fact that the staff reviewed the filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Sincerely,

/s/ Bernt von Ohlen


C:  Jeffrey Kletti
    Troy Sheets
    Michael J. Radmer, Esq.
    Martin E. Lybecker, Esq.